Trade Receivables and Trade Payables (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Trade Receivables and Trade Payables [Line Items]
Trade payables (in Ringgits)	RM 46,953,622	$ 11,146,259	RM 21,459,409
Related Partie [Member]
Trade Receivables and Trade Payables [Line Items]
Trade payables (in Ringgits)				RM 2,667
Trade Receivables [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	30 days	30 days		30 days
Trade Receivables [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days		90 days
Trade Payable [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	7 days	7 days		7 days
Trade Payable [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days		90 days